Equipment net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Equipment, net
Equipment	$ 31,113	$ 9,366	$ 9,365
Vehicles	706,903	120,155	0
Equipment Gross	738,016	129,521	9,365
Less: accumulated depreciation	(73,898)	(18,147)	(2,066)
Equipment, net	$ 664,118	$ 111,374	$ 7,299